List of principal companies included in the consolidation scope during 2019 (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Summary of Principal Companies and their Country of Incorporation	:

Europe		Financial interest (%) as of December 31, 2019
Hoechst GmbH	Germany	100.0
Sanofi-Aventis Deutschland GmbH	Germany	100.0
A. Nattermann & Cie. GmbH	Germany	100.0
Sanofi-Aventis GmbH	Austria	100.0
Sanofi Belgium	Belgium	100.0
Ablynx N.V.	Belgium	100.0
Genzyme Flanders BVBA	Belgium	100.0
Sanofi A/S	Denmark	100.0
Sanofi-Aventis S.A.	Spain	100.0
Sanofi Oy	Finland	100.0
Sanofi	France	100.0
Sanofi-Aventis France	France	100.0
Sanofi Winthrop Industrie	France	100.0
Sanofi-Aventis Recherche & Développement	France	100.0
Sanofi-Aventis Groupe	France	100.0
Sanofi Chimie	France	100.0
Francopia	France	100.0
Sanofi-Aventis Participations	France	100.0
Genzyme Polyclonals SAS	France	100.0
Sanofi Pasteur	France	100.0
Aventis Pharma S.A.	France	100.0
Sanofi Biotechnology	France	100.0
Sanofi Mature IP	France	100.0
Sanofi Pasteur NVL	France	100.0
Sanofi Vaccine Technologies	France	100.0
Sanofi Pasteur Europe	France	100.0
Sanofi-Aventis A.E.B.E.	Greece	100.0
Sanofi-Aventis Private Co, Ltd	Hungary	100.0
Chinoin Private Co. Ltd	Hungary	100.0
Carraig Insurance DAC	Ireland	100.0
Sanofi-Aventis Ireland Ltd	Ireland	100.0
Genzyme Ireland Limited	Ireland	100.0
Sanofi Finance Ireland limited	Ireland	100.0
Sanofi S.p.A.	Italy	100.0
Genzyme Global Sarl	Luxemburg	100.0
Sanofi-Aventis Norge AS	Norway	100.0
Sanofi-Aventis Netherlands B.V.	Netherlands	100.0
Genzyme Europe B.V.	Netherlands	100.0
Sanofi Foreign Participations B.V.	Netherlands	100.0
Sanofi-Aventis Sp. z.o.o.	Poland	100.0
Sanofi Produtos Farmaceuticos Lda	Portugal	100.0
Sanofi-Aventis, s.r.o.	Czech Republic	100.0
Sanofi Romania SRL	Romania	100.0
Genzyme Therapeutics Limited	United Kingdom	100.0
Sanofi-Aventis UK Holdings Limited	United Kingdom	100.0
Genzyme Limited	United Kingdom	100.0

Europe		Financial interest (%) as of December 31, 2019
Aventis Pharma Limited	United Kingdom	100.0
AO Sanofi Russia	Russia	100.0
sanofi-aventis Slovakia s.r.o.	Slovakia	100.0
Sanofi AB	Sweden	100.0
Sanofi-Aventis (Suisse) SA	Switzerland	100.0
Sanofi Ilac Sanayi ve Ticaret A.S.	Turkey	100.0
Sanofi Pasteur Asi Ticaret A.S.	Turkey	100.0
Sanofi Saglik Urunleri Limited Sirketi	Turkey	100.0
Limited Liability Company Sanofi-Aventis Ukraine	Ukraine	100.0

United States		Financial interest (%) as of December 31, 2019
Genzyme Therapeutic Products Limited Partnership	United States	100.0
Aventis Inc.	United States	100.0
Sanofi US Corporation	United States	100.0
Allston Landing Limited Partnership	United States	100.0
Sanofi US Services Inc.	United States	100.0
Sanofi-Aventis U.S. LLC	United States	100.0
Chattem, Inc.	United States	100.0
Aventisub LLC	United States	100.0
Genzyme Corporation	United States	100.0
Sanofi Pasteur Inc.	United States	100.0
VaxServe, Inc.	United States	100.0
Sanofi Aventis NA Holding, Inc.	United States	100.0
Bioverativ Inc.	United States	100.0
Bioverativ U.S.LLC	United States	100.0
Bioverativ Therapeutics Inc.	United States	100.0

Other Countries		Financial interest (%) as of December 31, 2019
Sanofi-Aventis South Africa (Pty) Ltd	South Africa	100.0
Sanofi-Aventis Algérie	Algeria	100.0
Sanofi Arabia Trading Company Limited	Saudi Arabia	75.0
Sanofi-Aventis Argentina S.A.	Argentina	100.0
Genzyme de Argentina S.A.	Argentina	100.0
Sanofi-Aventis Healthcare Pty Ltd	Australia	100.0
Sanofi-Aventis Australia Pty Ltd	Australia	100.0
Sanofi Medley Farmaceutica Ltda	Brazil	100.0
Sanofi-Aventis Canada Inc.	Canada	100.0
Sanofi Pasteur Limited	Canada	100.0
Sanofi (Hangzhou) Pharmaceuticals Co., Ltd	China	100.0
Sanofi (China) Investment Co., Ltd	China	100.0
Sanofi (Beijing) Pharmaceuticals Co.Ltd	China	100.0
Sanofi Pasteur Biologies Co., Ltd	China	100.0
Shenzhen Sanofi pasteur Biological Products Co, Ltd	China	100.0
Genfar S.A.	Colombia	100.0
Sanofi-Aventis de Colombia S.A.	Colombia	100.0
Sanofi-Aventis Korea Co. Ltd	South Korea	100.0
Sanofi Pasteur Ltd	South Korea	100.0
Sanofi-Aventis Gulf FZE	United Arab Emirates	100.0
Sanofi-Aventis del Ecuador S.A.	Ecuador	100.0
Sanofi Egypt	Egypt	99.8
Sanofi-Aventis Hong-Kong Limited	Hong Kong	100.0
Sanofi-Synthelabo (India) Private Ltd	India	100.0
Sanofi India Limited	India	60.4
Sanofi Healthcare India Private Limited	India	99.9
Sanofi Pasteur India Private Ltd	India	100.0
PT Aventis Pharma	Indonesia	80.0
Sanofi-Aventis Israël Ltd	Israel	100.0
Sanofi K.K.	Japan	100.0
SSP Co.,Ltd	Japan	100.0
Sanofi Nichi-Iko K.K.	Japan	51.0
Sanofi-Aventis Liban s.a.l.	Lebanon	100.0
Sanofi-Aventis (Malaysia) SDN. BHD.	Malaysia	100.0
Sanofi-Aventis Maroc	Morocco	100.0
Sanofi-Aventis de Mexico S.A. de C.V.	Mexico	100.0
Sanofi-Aventis Winthrop S.A. de C.V.	Mexico	100.0
Sanofi Pasteur S.A. de C.V.	Mexico	100.0
Sanofi-Aventis Pakistan Limited	Pakistan	52.9
Sanofi-Aventis de Panama S.A.	Panama	100.0
Sanofi-Aventis del Peru S.A.	Peru	100.0
sanofi-aventis Puerto Rico Inc	Puerto Rico	100.0
Sanofi-Aventis Philippines Inc.	Philippines	100.0
Sanofi-Aventis Singapore Pte. Ltd	Singapore	100.0
Aventis Pharma (Manufacturing) Pte. Ltd	Singapore	100.0
Sanofi Taiwan Co., Ltd	Taiwan	100.0
Sanofi-Aventis (Thailand) Ltd	Thailand	100.0
Sanofi-Aventis de Venezuela S.A.	Venezuela	100.0
Sanofi-aventis Vietnam Company Limited	Vietnam	100.0

Summary of Principal Investments Accounted for Using the Equity Method

		Financial interest (%) as of December 31, 2019
BioAtrium AG	Switzerland	50.0
Bristol-Myers Squibb / Sanofi Canada Partnership	Canada	49.9
Bristol-Myers Squibb / Sanofi Pharmaceuticals Holding Partnership	United States	49.9
Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership	United States	49.9
Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership Puerto Rico	United States	49.9
Bristol-Myers Squibb / Sanofi-Synthélabo Partnership	United States	49.9
Bristol-Myers Squibb / Sanofi-Synthélabo Puerto Rico Partnership	United States	49.9
GlaxoSmithKline Consumer Healthcare, L.P.	United States	11.7
Infraserv GmbH & Co. Höchst KG	Germany	31.2
Maphar	Morocco	48.3
MCM Vaccine B.V.	Netherlands	50.0
MSP Vaccine Company (formerly MCM company)	United States	50.0
Regeneron Pharmaceutical Incorporated	United States	21.2